Research and Development Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Research and Development Expenses
Research and Development Expenses
6.	Research and Development Expenses

For the six-months periods ended June 30, 2021 and 2020, research and development expenses mainly consist of personnel expenses which include salary, salary-related expenses and share-based payments recognized from the Group’s ESOP (note 14). For projects in aircraft engineering and software development, external consultants and contractors have been used increasingly in the first half-year 2021 (€11,615 compared with €1,046 in the first half-year 2020), due, as for all other expense categories, to our increased activites to make sure we adhere to our timeline.

6.	Research and Development Expenses

Research and development expenses consist of the following:

In € thousand	2020	2019
Personnel expenses	66,726	26,712
Professional services	8,448	2,472
Materials	8,253	5,012
Depreciation/amortization	2,829	1,404
Other research and development expenses	4,089	2,536
Total research and development expenses	90,345	38,136

Materials include various components used in development of the Lilium Jet. Personnel expenses mainly include salary, salary-related expenses and share-based payments recognized from the Group’s ESOP (note 20).